RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2015
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due from related parties of the Group

	As of March 31,
	2014	2015

Amounts due from a related party - current:
Amounts due from Shanghai Huajian Clinic Ltd.(1)	$1,287	—

	$1,287	—

(1)	Amounts due from a related party represents loan provided by the Group to its equity method investee Shanghai Huajian Management for daily operating use and the loan was repaid in September 2014.

Schedule of amounts due to related parties of the Group

	As of March 31,
	2014	2015

Amounts due to a related party - current:
Amounts due to a former non-controlling interest holder(2)	$8,049	—

	$8,049	—

(1)

On August 1, 2011, iKang Holding signed an agreement with the non-controlling interest holder of iKang Shanghai Xikang Road to purchase the remaining 35% of the equity interest in iKang Shanghai Xikang Road held by the non-controlling interest holders, with consideration of $15,894.  The transaction was closed on December 31, 2011. The Group paid first installment of $1,589 in August 2011 within five days after the agreement was signed.  The second installment of $1,589 was paid in February 2013.  In December 2013, $3,941 was repaid and in March 2014, $991 was paid by the Group for individual income tax on behalf of the former non-controlling interest holder. The remaining balance was settled in June 2014.